Debt (Details) - USD ($)		3 Months Ended
	Feb. 01, 2024	Mar. 31, 2024	Apr. 29, 2024	Apr. 01, 2024	Dec. 31, 2023
Debt [Line Items]
Convertible notes payable		$ 527,500
Convertible Notes outstanding		527,500			0
Loeb and Loeb [Member]
Debt [Line Items]
Convertible Notes outstanding		$ 2,188,769
Loeb and Loeb LLP [Member]
Debt [Line Items]
Convertible Notes outstanding					$ 0
Promissory Note [Member]
Debt [Line Items]
Interest rate	24.00%
Promissory Note [Member] | EF Hutton [Member]
Debt [Line Items]
Executed a promissory note	$ 2,200,000
Promissory Note [Member] | Loeb and Loeb [Member]
Debt [Line Items]
Executed a promissory note	$ 540,000
Loeb and Loeb LLP [Member]
Debt [Line Items]
Interest rate		23.50%
Total interest payments		$ 127,000
Convertible Notes Payable [Member]
Debt [Line Items]
Convertible Notes outstanding		$ 3,300,000
Subsequent Event [Member] | Promissory Note [Member]
Debt [Line Items]
Executed a promissory note			$ 670,000
Principal amount of note payable				$ 183,333